UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04448

UBS Master Series, Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2012

Item 1. Reports to Stockholders.

Money Market Funds

UBS Money Market Fund
Semiannual Report
August 31, 2012

UBS Money Market Fund

October 15, 2012

Dear shareholder,

We present you with the semiannual report for UBS Money Market Fund (the “Fund”) for the six months ended August 31, 2012.

Performance
The seven-day current yield for the Fund’s Class A shares as of August 31, 2012, was 0.01%, the same as it was on February 29, 2012 (after fee waivers and/or expense reimbursements for both periods). (Yields for both share classes over various time periods are shown in “Performance and portfolio characteristics at a glance” on page 7.)

The Fund’s yield remained low, reflecting (1) the Federal Reserve Board’s (the “Fed”) decision to maintain the federal funds rate—or the “fed funds rate,” which is the rate banks charge one another for funds they borrow on an overnight basis—at a historically low range, continuing to depress yields on a wide range of short-term investments and (2) the relatively small size of the Fund, resulting in certain “fixed” expenses being allocated across a small pool of assets. (For more details on the Fed’s decision, see below.) The yields of the securities in which the Fund invests remained extremely low and thus kept the Fund's yield low, even after factoring in the impact of substantial fee waivers/expense reimbursements.

UBS Money Market Fund

Investment goal:
Maximum current income consistent with liquidity and conservation of capital

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
Class A—July 1, 1991
Class C—July 14, 1992

Dividend payments:
Monthly

An interview with Portfolio Manager Robert Sabatino
Q.	How would you describe the economic environment during the reporting period?
A.	While the overall US economy continued to grow, the pace of the expansion decelerated during the reporting period. Looking back, the Commerce Department reported 4.1% gross domestic product

1

UBS Money Market Fund

(“GDP”) growth in the US for the fourth quarter of 2011. GDP growth in the US then slowed to 2.0% and 1.3% in the first and second quarters, respectively, of 2012.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	Given considerably slower-than-anticipated economic growth, the Fed kept the federal funds rate at an extremely low level of between 0.00% and 0.25% during the period, and announced its intention to maintain this rate through mid-2015. Additionally, in an attempt to stimulate the economy and keep longer term interest rates low, the Fed had previously announced a plan to purchase $400 billion of longer term Treasury securities, and to sell an equal amount of shorter term Treasury securities (dubbed “Operation Twist”) by June 2012. By period end, the Fed had extended this June deadline through the end of 2012. Finally, after the reporting period had ended, the Fed introduced an anticipated third round of quantitative easing, which involves purchasing $40 billion of agency mortgage-backed securities on an open-ended basis each month. The Fed further noted that it would be willing to buy additional assets if it saw no improvement in the job market.

Q.	How did you position the Fund over the fiscal year?
A.	We tactically adjusted the Fund’s weighted average maturity (WAM) throughout the six-month review period. When the reporting period began, the Fund had a WAM of 37 days. Given the challenges associated with the ongoing European sovereign debt crisis, a key strategy for the Fund was maintaining ample liquidity. One way we accomplished this was by reducing the Fund’s WAM, bringing it to 32 days by period end. We also proactively cut the Fund’s exposure to European banks.

2

UBS Money Market Fund

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we maintained a high level of diversification over the six-month period, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. However, as the economic recovery continued during the reporting period, we slightly increased the size of our positions in single issuers, typically purchasing up to approximately 3% in single nongovernment issuers by the end of the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

Q.	What types of securities did you emphasize over the period?
A.	Several minor adjustments were made to the Fund’s sector positioning during the six-month period. We modestly increased the Fund’s exposure to commercial paper and repurchase agreements. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.) Conversely, we reduced our allocations to US government and agency obligations and certificates of deposit, the last of which were no longer held at period end.

Q.	What factors do you believe will affect the Fund over the coming months?
A.	Although overall economic growth in the US economy decelerated during the reporting period, we believe it has enough momentum to continue expanding during the remainder of the year. That said, it’s likely that growth will be far from robust. We also believe that the Fed will maintain its accommodative monetary policy and that the European sovereign debt crisis will continue to trigger periods of market volatility. Finally, continuing regulatory uncertainty has been casting a shadow over money market funds for some time now, and will likely continue to do so. Against this backdrop, we anticipate continuing to manage the Fund with the goal of reducing risk and keeping it highly liquid.

3

UBS Money Market Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your Financial Advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver President UBS Money Market Fund Managing Director UBS Global Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager UBS Money Market Fund Managing Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 6 months ended August 31, 2012. The views and opinions in the letter were current as of October 15, 2012. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. The prospectus contains this and other information about the fund. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

4

UBS Money Market Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable), including contingent deferred sales charges; and (2) ongoing costs, including management fees, service and/or distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2012 to August 31, 2012.

Actual expenses
The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

5

UBS Money Market Fund

Understanding your Fund’s expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as contingent deferred sales charges. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value March 1, 2012	Ending account value[1] August 31, 2012	Expenses paid during period[2] 03/01/12 – 08/31/12	Expense ratio during the period
Class A Actual	$1,000.00	$1,000.10	$0.81	0.16%
Hypothetical
(5% annual
return before
expenses)	1,000.00	1,024.40	0.82	0.16
Class C Actual	1,000.00	1,000.10	0.81	0.16
Hypothetical
(5% annual
return before
expenses)	1,000.00	1,024.40	0.82	0.16

[1] “Actual–Ending account value” may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2] Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

6

UBS Money Market Fund

Performance and portfolio characteristics at a glance (unaudited)

Seven-day current yield after fee waivers and/or expense reimbursements[1]	08/31/12	02/29/12	08/31/11
Class A shares	0.01%	0.01%	0.01%
Class C shares	0.01	0.01	0.01

Seven-day current yield before fee waivers and/or expense reimbursements[1]	08/31/12	02/29/12	08/31/11
Class A shares	(2.68)%	(4.94)%	(2.68)%
Class C shares	(3.20)	(5.43)	(3.16)

Characteristics	08/31/12	02/29/12	08/31/11
Weighted average maturity[2]	32 days	37 days	26 days
Average credit quality	First tier	First tier	First tier
Net assets (mm)	$10.5	$11.8	$14.5

Portfolio composition[3]	08/31/12	02/29/12	08/31/11
Commercial paper	41.3%	38.1%	24.2%
Repurchase agreements	33.0	30.3	48.8
US government and agency obligations	27.1	31.5	25.3
Certificate of deposit	—	2.1	1.7
Other assets less liabilities	(1.4)	(2.0)	(0.0)
Total	100.0%	100.0%	100.0%

[1] Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2] The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[3] Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in UBS Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

7

UBS Money Market Fund
Statement of net assets—August 31, 2012 (unaudited)

Security description	Face amount	Value
US government and agency obligations—27.12%
Federal Farm Credit Bank
0.180%, due 10/12/12[1]	$250,000	$249,949
Federal Home Loan Bank
0.110%, due 09/05/12[1]	250,000	249,997
0.130%, due 09/12/12[1]	200,000	199,992
0.132%, due 10/24/12[1]	250,000	249,951
0.135%, due 10/26/12[1]	250,000	249,949
0.135%, due 11/08/12[1]	250,000	249,936
Federal Home Loan Mortgage Corp.*
0.155%, due 01/03/13[1]	300,000	299,840
US Treasury Notes
0.375%, due 10/31/12	250,000	250,095
1.375%, due 11/15/12	250,000	250,630
0.500%, due 11/30/12	250,000	250,209
1.750%, due 04/15/13	350,000	353,400
Total US government and agency obligations (cost—$2,853,948)		2,853,948
Commercial paper[1]—41.33%
Asset backed-miscellaneous—16.63%
Bryant Park Funding LLC
0.190%, due 09/12/12	250,000	249,985
Fairway Finance Corp.
0.195%, due 10/10/12	250,000	249,947
FCAR Owner Trust
0.240%, due 10/01/12	250,000	249,950
Gotham Funding Corp.
0.200%, due 09/25/12	250,000	249,967
Regency Markets No. 1 LLC
0.210%, due 09/14/12	250,000	249,981
Salisbury Receivables Co. LLC
0.190%, due 09/12/12	250,000	249,985
Thunder Bay Funding LLC
0.200%, due 11/05/12	250,000	249,910
		1,749,725

8

UBS Money Market Fund
Statement of net assets—August 31, 2012 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Banking-non-US—5.22%
Oversea-Chinese Banking Corp. Ltd.
0.220%, due 11/02/12	$150,000	$149,943
Sumitomo Mitsui Banking Corp.
0.170%, due 09/04/12	250,000	249,997
UOB Funding LLC
0.240%, due 11/19/12	150,000	149,921
		549,861
Banking-US—14.73%
BNP Paribas Finance, Inc.
0.180%, due 09/04/12	150,000	149,998
JPMorgan Chase & Co.
0.280%, due 11/06/12	150,000	149,923
Natixis US Finance Co. LLC
0.200%, due 09/04/12	250,000	249,996
PNC Bank N.A.
0.230%, due 09/04/12	250,000	249,995
Societe Generale
0.160%, due 09/04/12	250,000	249,997
State Street Corp.
0.220%, due 09/07/12	250,000	249,991
Toronto-Dominion Holdings USA, Inc.
0.220%, due 09/17/12	250,000	249,975
		1,549,875
Beverage/bottling—2.37%
Coca-Cola Co.
0.190%, due 09/07/12	250,000	249,992
Insurance-life—2.38%
Massachusetts Mutual Life Insurance Co.
0.170%, due 09/06/12	250,000	249,994
Total commercial paper (cost—$4,349,447)		4,349,447

9

UBS Money Market Fund
Statement of net assets—August 31, 2012 (unaudited)

Security description	Face amount	Value
Repurchase agreements—32.94%
Repurchase agreement dated 08/31/12 with Barclays
Capital Inc., 0.190% due 09/04/12, collateralized by
$1,994,100 US Treasury Notes, 1.000% due 10/31/16;
(value—$2,040,025); proceeds: $2,000,042	$2,000,000	$2,000,000
Repurchase agreement dated 08/31/12 with Deutsche Bank
Securities, Inc., 0.200% due 09/04/12, collateralized
by $1,414,000 Federal Home Loan Mortgage Corp.
obligations, 2.000% due 08/14/17; (value—$1,428,330);
proceeds: $1,400,031	1,400,000	1,400,000
Repurchase agreement dated 08/31/12 with State Street
Bank & Trust Co., 0.010% due 09/04/12, collateralized
by $42,289 US Treasury Bonds, 6.250% due 05/15/30;
(value—$67,612); proceeds: $66,000	66,000	66,000
Total repurchase agreements (cost—$3,466,000)		3,466,000
Total investments (cost—$10,669,395
which approximates cost for federal income
tax purposes)—101.39%		10,669,395
Liabilities in excess of other assets—(1.39)%		(146,476)
Net assets (applicable to 8,358,424 and
2,162,328 shares of common stock outstanding
of Class A and Class C, respectively, each
equivalent to $1.00 per share)—100.00%		$10,522,919

10

UBS Money Market Fund
Statement of net assets—August 31, 2012 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of August 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and
agency obligations	$—	$2,853,948	$—	$2,853,948
Commercial paper	—	4,349,447	—	4,349,447
Repurchase agreements	—	3,466,000	—	3,466,000
Total	$—	$10,669,395	$—	$10,669,395

At August 31, 2012, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	94.9%
Singapore	2.8
Japan	2.3
Total	100.0%

Portfolio footnotes

* On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1] Rates shown are the discount rates at date of purchase.

See accompanying notes to financial statements	11

UBS Money Market Fund
Statement of operations

For the six months ended August 31, 2012 (unaudited)
Investment income:
Interest	$9,476
Expenses:
Professional fees	46,275
Investment management and administration fees	28,518
Service fees—Class A	11,074
Service and distribution fees—Class C	9,556
State registration fees	21,593
Reports and notices to shareholders	18,409
Transfer agency and related services fees—Class A	4,644
Transfer agency and related services fees—Class C	1,540
Directors’ fees	7,464
Custody and accounting fees	540
Insurance expense	177
Other expenses	14,139
163,929
Fee waivers and/or expense reimbursements by investment advisor and administrator	(155,023)
Net expenses	8,906
Net investment income/net increase in net assets resulting from operations	$570

12	See accompanying notes to financial statements

UBS Money Market Fund
Statement of changes in net assets

	For the six months ended August 31, 2012 (unaudited)	For the year ended February 29, 2012
From operations:
Net investment income	$570	$1,570
Dividends and distributions to shareholders from:
Net investment income—Class A	(443)	(1,185)
Net investment income—Class B	—	(5)
Net investment income—Class C	(127)	(380)
Total dividends and distributions to shareholders	(570)	(1,570)
Net decrease in net assets from capital share transactions	(1,297,623)	(3,029,338)
Net decrease in net assets	(1,297,623)	(3,029,338)
Net assets:
Beginning of period	11,820,542	14,849,880
End of period	$10,522,919	$11,820,542
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements	13

UBS Money Market Fund
Financial highlights

Selected data for a share of capital stock outstanding throughout each period is presented below:

Class A
Six months ended August 31, 2012 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [1]
Net realized gain	—
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by investment advisor and administrator	2.76%[3]
Expenses after fee waivers and/or expense reimbursements by investment advisor and administrator	0.16%[3]
Net investment income	0.01%[3]
Supplemental data:
Net assets, end of period (000’s)	$8,362

[1] Amount represents less than $0.0005 per share.

[2] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3] Annualized.

14	See accompanying notes to financial statements

Class A

Years ended February 28 or 29,
2012	2011	2010	2009	2008
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.000 [1]	0.001	0.011	0.040
—	—	—	0.000 [1]	0.000 [1]
(0.000)[1]	(0.000)[1]	(0.001)	(0.011)	(0.040)
—	—	(0.000)[1]	(0.000)[1]	—
(0.000)[1]	(0.000)[1]	(0.001)	(0.011)	(0.040)
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.10%	1.13%	4.07%

2.72%	1.95%	1.46%	1.50%	1.97%

0.14%	0.25%	0.21%	0.50%	0.95%
0.01%	0.01%	0.11%	0.94%	3.86%

$8,939	$11,273	$21,651	$37,478	$19,346

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UBS Money Market Fund
Financial highlights

Selected data for a share of capital stock outstanding throughout each period is presented below:

Class C
Six months ended August 31, 2012 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [1]
Net realized gain	—
Dividends from net investment income	(0.000)[1]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[1]
Net asset value, end of period	$1.00
Total investment return[2]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by investment advisor and administrator	3.28%[3]
Expenses after fee waivers and/or expense reimbursements by investment advisor and administrator	0.16%[3]
Net investment income	0.01%[3]
Supplemental data:
Net assets, end of period (000’s)	$2,161

[1] Amount represents less than $0.0005 per share.

[2] Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3] Annualized.

16	See accompanying notes to financial statements

Class C

Years ended February 28 or 29,
2012	2011	2010	2009	2008
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [1]	0.000 [1]	0.000 [1]	0.006	0.035
—	—	—	0.000 [1]	0.000 [1]
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.006)	(0.035)
—	—	(0.000)[1]	(0.000)[1]	—
(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.006)	(0.035)
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.03%	0.62%	3.56%

3.23%	2.48%	1.95%	2.01%	2.41%

0.13%	0.25%	0.32%	1.02%	1.45%
0.01%	0.01%	0.02%	0.42%	3.26%

$2,876	$3,539	$5,138	$13,232	$5,377

17

UBS Money Market Fund
Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Master Series, Inc. (“Master Series”) was incorporated in Maryland on October 29, 1985 and is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as an open-end series investment company which currently offers one series, which is diversified: UBS Money Market Fund (the “Fund”). The Fund’s investment objective is to provide maximum current income consistent with liquidity and conservation of capital.

The Fund currently offers Class A and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structure, ongoing service and distribution charges and certain transfer agency and related services expenses. Prior to March 1, 2012, the Fund offered Class B shares. Effective on March 1, 2012, the remaining outstanding Class B shares were either redeemed or exchanged for Class A shares of the Fund. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan. Class A and Class C shares may be obtained only through an exchange of shares of the corresponding class of other funds for which UBS Global Asset Management (US) Inc. (“UBS Global AM-US”) or certain of its affiliates serve as principal underwriter.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Fund attempts to maintain a stable net asset value of $1.00 per share; the Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

18

UBS Money Market Fund
Notes to financial statements (unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

19

UBS Money Market Fund
Notes to financial statements (unaudited)

In December 2011, FASB issued Accounting Standards Update (“ASU“) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS“). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

Repurchase agreements
The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If

20

UBS Money Market Fund
Notes to financial statements (unaudited)

the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions, investment income and expenses
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Dividends and distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences

21

UBS Money Market Fund
Notes to financial statements (unaudited)

are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates
The Fund’s Board of Directors has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

UBS Global AM has entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its investment advisory and administration fees and/or reimburse expenses so that the Fund’s operating expenses through June 30, 2013 (excluding interest expense, if any) will not exceed the following annualized rates: Class A, 0.95% and Class C, 1.45%. The Fund has agreed to repay UBS Global AM for any previously waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/ reimbursed expenses without causing the Fund’s expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM’s three year recoupment rights will survive.

22

UBS Money Market Fund
Notes to financial statements (unaudited)

At August 31, 2012, the Fund had fee waivers/expense reimbursements subject to repayment and respective dates of expiration as follows:

Class	Fee waivers/ expense reimbursements subject to repayment	Expires February 28, 2013	Expires February 28, 2014	Expires February 28, 2015	Expires February 29, 2016
Class A	$556,777	$139,664	$156,788	$180,210	$80,115
Class C	170,346	42,802	44,205	60,081	23,258

In addition, UBS Global AM has undertaken to waive fees and/or reimburse expenses in the event that current Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended August 31, 2012, UBS Global AM voluntarily waived and/or reimbursed expenses of $51,650 for that purpose; such amount is not subject to future recoupment. For the six months ended August 31, 2012, UBS Global AM voluntarily waived investment advisory and administration fees and/or reimbursed expenses, in total, of $155,023. At August 31, 2012, UBS Global AM owed the Fund $20,634 for fee waivers and/or expense reimbursements.

Under normal conditions, the Fund invests cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Fund’s investment advisor. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage

23

UBS Money Market Fund
Notes to financial statements (unaudited)

commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market (if any), net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested board member of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended August 31, 2012, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $1,950,926. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Service and distribution plans
UBS Global AM—(US) is the principal underwriter of the Fund’s shares. Under separate plans of service and/or distribution pertaining to Class A and Class C shares, the Fund pays UBS Global AM—(US) monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at an annual rate of 0.50%

24

UBS Money Market Fund
Notes to financial statements (unaudited)

of the average daily net assets of Class C shares. At August 31, 2012, the Fund owed UBS Global AM—(US) $3,253 for distribution and service fees.

UBS Global AM—(US) also receives the proceeds of the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A and Class C shares. UBS Global AM—(US) has informed the Fund that for the six months ended August 31, 2012, it earned $1,869 and $0 in deferred sales charges on Class A and Class C shares, respectively.

Transfer agency related services
UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund.

For the six months ended August 31, 2012, UBS Financial Services, Inc. received from BNY Mellon, not the Fund, $3,275 of the total transfer agency and related services fees paid by the Fund to BNY Mellon.

Securities lending
The Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. At August 31, 2012, the Fund did not have any securities on loan.

25

UBS Money Market Fund
Notes to financial statements (unaudited)

Other liabilities and components of net assets
At August 31, 2012, the Fund had the following liabilities outstanding:

Payable for shares repurchased	$115,005
Dividends payable to shareholders	11
Other accrued expenses*	73,658

* Excludes investment advisory and administration fees and service and distribution fees.

At August 31, 2012, the components of net assets consisted of accumulated paid in capital of $10,522,919.

Capital stock
There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 1 billion are allocated to the Fund as follows: 330 million shares of Class A and 340 million shares of Class C common stock (the remainder were designated for Class B, which is no longer offered or outstanding). Transactions in shares of common stock, at $1.00 per share, were as follows:

	Class A		Class B
	For the six months ended August 31, 2012	For the year ended February 29, 2012	For the six months ended August 31, 2012	For the year ended February 29, 2012
Shares exchanged
into Fund	2,087,341	5,799,563	—	32,664
Shares repurchased or
exchanged out of Fund	(2,669,657)	(8,163,067)	—	(36,470)
Shares converted from
Class B to Class A	5,393	28,781	(5,393)	(28,781)
Dividends reinvested	374	1,053	—	3
Net decrease in
shares outstanding	(576,549)	(2,333,670)	(5,393)	(32,584)

26

UBS Money Market Fund
Notes to financial statements (unaudited)

	Class C
	For the six months ended August 31, 2012	For the year ended February 29, 2012
Shares exchanged into Fund	79,277	1,828,005
Shares repurchased or exchanged out of Fund	(795,063)	(2,491,408)
Dividends reinvested	105	319
Net decrease in shares outstanding	(715,681)	(663,084)

Federal tax status
The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended August 31, 2012 and the fiscal year ended February 29, 2012 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending February 28, 2013.

As of and during the period ended August 31, 2012, the Fund did not have any liabilities for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended August 31, 2012, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended February 29, 2012, remains subject to examination by the Internal Revenue Service and state taxing authorities.

27

UBS Money Market Fund
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

28

UBS Money Market Fund
Board approval of investment advisory and
administration agreement (unaudited)

Background—At a meeting of the board of UBS Master Series, Inc. (the “Company”) on July 17-18, 2012, the members of the board, including the directors who are not “interested persons” of the Company (“Independent Directors”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the investment advisory and administration agreement (the “Investment Advisory and Administration Agreement”) of the Company, with respect to its series, UBS Money Market Fund (the “Fund”), with UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the advisory, administrative and distribution arrangements for the Fund. The Independent Directors discussed the materials initially provided by management prior to the scheduled board meeting. The Independent Directors also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Directors were joined by their independent legal counsel. The Independent Directors also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular

29

UBS Money Market Fund
Board approval of investment advisory and
administration agreement (unaudited)

meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS Global AM responsible for the Fund and had previously received information regarding the person primarily responsible for the day-to-day portfolio management of the Fund and recognized that the Fund’s senior personnel at UBS Global AM report to the board regularly and that at each regular meeting the board receives a detailed report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $151 billion in assets under management as of March 31, 2012 and was part of the UBS Global Asset Management Division, which had approximately $620 billion in assets under management worldwide as of March 31, 2012. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

30

UBS Money Market Fund
Board approval of investment advisory and
administration agreement (unaudited)

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Agreement.

Advisory fees and expense ratios—The board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the fee waiver/expense reimbursement arrangement in place for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). The board noted that pursuant to a written fee waiver/expense reimbursement agreement, UBS Global AM is contractually obligated to waive it management fees and/or reimburse the Fund so that the Fund’s ordinary total annual operating expenses through June 30, 2013 (excluding interest expense, if any, and extraordinary expenses) would not exceed 0.95% for Class A shares and 1.45% for Class C shares. The board also considered that the Fund had agreed to repay UBS Global AM for any waived fees/reimbursed expenses pursuant to this written agreement to the extent the Fund can do so over the following three fiscal years without causing its expenses in any of those years to exceed the expense caps. The board also took note of UBS Global AM’s further voluntary undertaking to waive fees and/or reimburse expenses in the event that current Fund yields drop below a certain level; such additional undertaking was not contractual and could be terminated at any time, but is not subject to recoupment. Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

31

UBS Money Market Fund
Board approval of investment advisory and
administration agreement (unaudited)

In connection with its consideration of the Fund’s management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

The comparative Lipper information showed that the Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.)

In light of the foregoing, the board determined that the management fee was reasonable in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2012 and (b) annualized performance information for each year in the ten-year period ended April 30, 2012. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

32

UBS Money Market Fund
Board approval of investment advisory and
administration agreement (unaudited)

The comparative Lipper information showed that the Fund’s performance was in the second quintile for the one-year period, in the third quintile for the three-year period, in the fourth quintile for the five- and ten-year periods and in the fifth quintile since inception. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) Management noted the Fund’s improved performance for the one-year period ended April 30, 2012, and explained that unprecedented, extended low interest rate market conditions continue to be the cause of the significant reduction in money market gross yields. Management also noted that it believes that the “gross of fee” performance differential is smaller this year than in prior years. Based on its review and management’s explanation, the board concluded that, given the current low interest rate environment, the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether UBS Global AM has achieved economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints. Given the relatively small size of the Fund, UBS Global AM did not believe that the Fund was large enough to have any significant economies of scale.

33

UBS Money Market Fund
Board approval of investment advisory and
administration agreement (unaudited)

Generally, in light of UBS Global AM’s profitability data, the Contractual Management Fee and Actual Management Fee currently in place, and the fee waiver/expense reimbursement arrangement effective through June 30, 2013, the board concluded that the management fee schedule, together with fee waivers/expense caps, reflects an appropriate level of sharing of any economies of scale.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement. In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in private session with their independent legal counsel at which no representatives of UBS Global AM were present.

34

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Directors
Richard Q. Armstrong	Bernard H. Garil
Chairman	Heather R. Higgins
Alan S. Bernikow	Barry M. Mandinach
Richard R. Burt
Meyer Feldberg

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer
Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Principal Underwriter
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©2012 All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

     (a) Included as part of the report to shareholders filed under Item 1 of this form.
     (b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 9, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 9, 2012